Consolidated Statement of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (493)	₨ (46,250)	₨ 10,652	₨ (329,331)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	4,386	411,505	308,899	197,527
Interest income	(1,220)	(114,489)	(207,877)	(170,715)
Interest costs	1,046	98,146	75,456	239,356
Unrealized foreign exchange loss/(gain)	(275)	(25,824)	(61,686)	(26,362)
Gain on disposal of property, plant and equipment	(7)	(652)	(770)	(705)
Provisions (net)	128	12,053	(22,469)	(164,909)
Expense incurred on repayment of non- convertible debenture			4,375
Share-based payment expense	2,959	277,648	125,002	229,260
Working capital changes:
Decrease/ (increase) in trade and other receivables	5,293	496,688	(693,157)	(2,089,462)
Decrease in inventories	1	54		23
Increase/ (decrease) in trade and other payables	(3,845)	(360,750)	121,994	783,989
Direct taxes (paid)/ refunds	(667)	(62,567)	48,490	(102,033)
Net cash used in operating activities	7,050	661,456	(291,088)	(1,433,362)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)			(1,289,800)
Purchase of property, plant and equipment	(411)	(38,534)	(62,586)	(20,328)
Proceeds from sale of property, plant and equipment	27	2,569	9,111	2,072
Purchase/development of intangible assets	(4,393)	(412,213)	(232,677)	(246,194)
Investment in term deposits	(25,094)	(2,354,586)	(3,052,432)	(9,684,565)
Proceeds from term deposits	24,179	2,268,728	4,485,124	7,596,494
Interest received	455	42,696	192,289	57,017
Net cash from/(used in) investing activities	(5,237)	(491,340)	49,029	(2,295,504)
Cash flows from financing activities:
Proceeds from issue of share capital	4,850	455,114		7,688,897
Cost of issuance of shares				(278,757)
Payment of principal portion of lease liabilities	(763)	(71,631)	(59,544)	(46,549)
Payment of principal portion of lease liabilities	(406)	(38,101)	(31,612)	(32,267)
Buyback of shares			(199,055)	(210,448)
Proceeds from factoring	28,844	2,706,453	2,479,568	8,716,246
Repayment of factoring proceeds	(31,081)	(2,916,365)	(2,427,619)	(9,400,045)
Proceeds of borrowings			30	198,375
Repayment of borrowings	(147)	(13,827)	(727,265)	(1,244,455)
Repayment of vehicle loan			(16,398)	(8,751)
Interest paid on borrowings	(624)	(58,554)	(44,268)	(249,277)
Net cash from financing activities	673	63,089	(1,026,163)	5,132,969
Net increase/ (decrease) in cash and cash equivalents	2,486	(233,205)	(1,268,222)	1,347,187
Effect of exchange differences on cash and cash equivalents			5,896
Effect of exchange differences on cash and cash equivalents	(2,337)	(219,266)	69,044	(108,838)
Cash and cash equivalents at the beginning of the year	5,847	548,668	1,741,950	503,601
Closing cash and cash equivalents at the end of the year	5,996	562,607	548,668	1,741,950
Components of cash and cash equivalents:
Cash on hand	4	390	656	72
On current account	6,951	652,181	444,332	814,444
Fixed deposits with banks				130,054
Credit card collection in hand	3,746	351,506	160,814	797,380
Total cash and cash equivalents	10,701	1,004,077	605,802	1,741,950
Less: Bank overdrafts	(4,705)	(441,470)	(57,134)
Total cash and cash equivalents	$ 5,996	₨ 562,607	₨ 548,668	₨ 1,741,950